Share-based compensation - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from issuance of shares	€ 124.0	€ 99.4	€ 81.8
Employee stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	3 years
Stock options expiration period	10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-term incentive bonus plan vesting period	2 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-term incentive bonus plan vesting period	3 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum net amount, percentage of annual gross base salary (in percentage)	10.00%
Minimum period for retaining shares or stock option to qualify for bonus	12 months
Percentage of bonus on initial participation amount after minimum period for retaining shares or stock options (in percentage)	20.00%